Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price of share options exercised	$ 29,550	$ 35,450